RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of amount due from related parties
As of December 31, 2017 and 2018, amounts due from related parties including both current and non-current were as follows:

		As of December 31,
	Note	2017	2018

Oak Pacific Investment	(i)	$-	$93,880
Beijing Infinities	(ii)	-	60,000
Others		188	829

(i)
The balance represents the US$
90
 million note issued by Oak Pacific Investment to Renren and US$
3.88
million accrued interest expenses. In connection with the private placement transaction completed on June 21, 2018,
OPI issued a note to Renren with an interest rate of

8
%
per year. The term of the note is the earlier of five years and the date upon which OPI and its subsidiaries no longer hold any shares of Social Finance Inc. In March 2019, the interest rate was increased to
8.5
% per year in connection with a refinancing of Oak Pacific Investment’s debt obligations. The balance is included in amount due from related party, non-current at December 31, 2018.

(ii)
The balance represents the US$
60
million receivable from Beijing Infinities as of December 31, 2018 in connection with the disposition of the SNS business. The balance include, US$
20
million receivable in cash related as current and US$
40
receivable million in the form of Beijing Infinities shares to be issued to the Company related as non-current. Refer to Note 4 for further details.

Schedule of amount due to related parties
	As of December 31,
	2017	2018

Minority shareholders	$6,859	$-
Others	200	55
Total	$7,059	$55

Schedule of transactions with related parties for amount due from related parties

	Years ended December 31,
	2016	2017	2018

Equity investments without readily determinable fair values	$-	$8,591	$-
Oak Pacific Investment	-	-	93,880
Beijing Infinities	-	-	60,000

Total	$-	$8,591	$153,880

Schedule of transactions with related parties for amount due to related parties
	Years ended December 31,
	2016	2017	2018

Oak Pacific Investment and its subsidiaries	$10,692	$-	$1,834
Others	413	333	5,418

Total	$11,105	$333	$7,252